Intangibles assets and goodwill	12 Months Ended
Dec. 31, 2021
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Abstract]
Intangibles assets and goodwill

10 Intangible assets and goodwill

Changes in the carrying amount of intangible assets and goodwill for the years ended December 31, 2021 and 2020 are analysed in the following tables.

	Trademarks, patents and other	Software	Goodwill	Total
Cost as at December 31, 2019	14,086	30,471	4,068	48,625
Additions	107	685	—	792
Impairment of goodwill	—	—	(1,866)	(1,866)
Reclassifications to assets held for sale	(174)	(53)	—	(227)
Effect of translation adjustments	3	(113)	(281)	(391)
Cost as at December 31, 2020	14,022	30,990	1,921	46,933
Additions	100	1,376	—	1,476
Impairment of goodwill	—	—	—	—
Disposals	(22)	(168)	—	(190)
Effect of translation adjustments	16	38	—	54
Cost as at December 31, 2021	14,116	32,236	1,921	48,273

Accumulated amortisation as at December 31, 2019	(13,634)	(28,970)	—	(42,604)
Amortisation	(145)	(762)	—	(907)
Disposals	—	—	—	—
Reclassifications to assets held for sale	167	51	—	218
Effect of translation adjustments	7	110	—	117
Accumulated amortisation as at December 31, 2020	(13,605)	(29,571)	—	(43,176)
Amortisation	(140)	(950)	—	(1,090)
Disposals	22	166	—	188
Effect of translation adjustments	(12)	(37)	—	(49)
Accumulated amortisation as at December 31, 2021	(13,735)	(30,392)	—	(44,127)

Net book value as at December 31, 2019	452	1,501	4,068	6,021
Net book value as at December 31, 2020	417	1,419	1,921	3,757
Net book value as at December 31, 2021	381	1,844	1,921	4,146

As at December 31, 2021 and 2020, goodwill of 1,921 only relates to the “Italy – retail stores” CGU. It arose on the 2017 acquisition by the Parent of four “Divani&Divani by Natuzzi” stores located in the North East of Italy. This acquisition was performed with a related party at arm’s length conditions.

Impairment tests have been performed on goodwill in 2021, 2020 and 2019.

As result of such impairment tests in 2020, the goodwill of 1,866 related to “Mexico – retail stores” CGU was fully impaired. In fact, in 2020, this CGU was severely affected by the COVID-19 pandemic and the restriction measures taken to contain it, including the lockdown period. The recoverable amount of this CGU was based on its value in use, determined by discounting the future cash flows to be generated from the continuing use of the CGU. The carrying amount of such CGU was determined to be higher than its recoverable amount and an impairment loss of 1,866 was recognised in profit or loss for the year ended December 31, 2020. The impairment loss was fully allocated to goodwill and it was included in “selling expenses” of profit or loss for the year ended December 31, 2020.

As result of such impairment tests in 2021 no impairment losses have emerged on goodwill.

The significant assumptions that were used in performing the 2021 and 2020 impairment tests for goodwill are as follows.

December 31, 2021

CGU	Net book value after impairment test	Long-term growth rate	WACC	Annual sales growth rate 2022	Annual sales growth rate 2023–2026
Italy – retail stores	1,921	0.73%	8.89%	4.3%	3.2%

December 31, 2020

CGU	Net book value after impairment test	Long-term growth rate	WACC	Annual sales growth rate 2021	Annual sales growth rate 2022–2025
Italy – retail stores	1,921	0.90%	8.92%	8.03%	2.50%
Mexico – retail stores	—	3.57%	13.31%	18.00%	2.13%
Total goodwill	1,921

Further, the cash flows included specific estimates for five years and a long-term growth rate thereafter. Cash flows projections have been derived from the business plan approved by the Board of Directors. The estimated recoverable amount of Italy – retail stores CGU exceeded its carrying amount with an adequate cushion.

Research and development costs recognised as an expense for the years ended December 31, 2021, 2020 and 2019 amount to 3,270, 3,137 and 3,700, respectively.